                      (SEC FILE NO. 333-56286 / 811-10307)

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

   NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL U.S. GOVERNMENT CASH FUND


                          SUPPLEMENT DATED MAY 3, 2002
               TO THE SERVICE CLASS PROSPECTUS DATED MARCH 1, 2002

      The information provided below updates information regarding the Management Fee and is substituted for footnote No. 1 to the Fee and Expense table:

(1) The Management Fee charged on average daily net assets declines as follows: .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. New York Life Investment Management LLC, the Fund's Manager, may from time to time waive the Management Fee or a portion thereof otherwise payable to it. As a result of fee waivers, estimated "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Funds for the most recent fiscal year would have been as set forth below. The fee waiver may be terminated at any time at the option of the Fund.

                                                                   Service Class

Management Fee (after current waiver)                                  .15%
Distribution (12b-1) Fees                                             None
Other Expenses                                                         .25%
Total Annual Fund Operating Expenses                                   .40%

                      (SEC FILE NO. 333-56286 / 811-10307)

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

   NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL U.S. GOVERNMENT CASH FUND


                          SUPPLEMENT DATED MAY 3, 2002
            TO THE INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2002

      The information provided below updates information regarding the Management Fee and is substituted for footnote No. 1 to the Fee and Expense table:

(1) The Management Fee charged on average daily net assets declines as follows: .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. New York Life Investment Management LLC, the Fund's Manager, may from time to time waive the Management Fee or a portion thereof otherwise payable to it. As a result of fee waivers, estimated "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Funds for the most recent fiscal year would have been as set forth below. The fee waiver may be terminated at any time at the option of the Fund.

                                                             Institutional Class
Management Fee (after current waiver)                                       .15%
Distribution (12b-1) Fees                                                   None
Other Expenses                                                              .00%
Total Annual Fund Operating Expenses                                        .15%